SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable

	Year Ended December 31,
	2020	2019
Bank income receivable	$13,097	$9,225
Other accounts receivable	4,868	4,301
Reserve for doubtful accounts	(122)	(139)
Total accounts receivable	$17,843	$13,387

Schedule of purchased and collected principal amounts associated with Capital Advance (CA) receivables

During the three months ended March 31, 2021 and 2020, the Company has purchased and collected the following principal amounts associated with CAs:

CA receivable, gross, December 31, 2020	$67,682
CA extended to customers	104,381
Revenue earned in the period but not collected	901
Revenue collected in the period but not earned	(782)
CA collected from customers	(97,638)
Exchange rate adjustments	(627)
Charge-offs, net of recoveries	(292)
CA receivable, gross, March 31, 2021	$73,625
Allowance for CA losses, March 31, 2021	(1,593)
CA receivable, net, March 31, 2021	$72,032

CA receivable, gross, December 31, 2019	$60,636
CA extended to customers	48,513
Revenue earned in the period but not collected	587
Revenue collected in the period but not earned	(656)
CA collected from customers	(74,897)
Exchange rate adjustments	(445)
Charge-offs, net of recoveries	(248)
CA receivable, gross, March 31, 2020	$33,490
Allowance for CA losses, March 31, 2020	(1,080)
CA receivable, net, March 31, 2020	$32,410

During the years ended December 31, 2020 and 2019, the Company has purchased and collected the following principal amounts associated with CAs:

CA receivable, gross, January 1, 2020	$60,636
CA extended to customers	265,592
Revenue earned but not collected	782
Revenue collected but not earned	(656)
CA collected from customers	(259,134)
Exchange rate adjustments	970
Charge-offs, net of recoveries	(508)
CA receivable, gross, December 31, 2020	$67,682
Allowance for CA losses, December 31, 2020	(1,587)
CA receivable, net, December 31, 2020	$66,095

CA receivable, gross, January 1, 2019	$16,909
CA extended to customers	171,126
Revenue earned but not collected	656
Revenue collected but not earned	(122)
CA collected from customers	(128,003)
Exchange rate adjustments	170
Charge-offs, net of recoveries	(100)
CA receivable, gross, December 31, 2019	$60,636
Allowance for CA losses, December 31, 2019	(900)
CA receivable, net, December 31, 2019	$59,736

Schedule of current and overdue amounts of CAs

The outstanding gross balance at March 31, 2021 consists of the following current and overdue amounts:

		1‑30 days			Above 90
Total	Current	overdue	30‑60 overdue	60‑90 overdue	overdue
73,625	72,024	404	113	204	880

The outstanding gross balance at December 31, 2020 consists of the following current and overdue amounts:

		1‑30 days			Above 90
Total	Current	overdue	30‑60 overdue	60‑90 overdue	overdue
67,682	66,018	263	129	218	1,054

The outstanding gross balance at December 31, 2020 consists of the following current and overdue amounts:

Total	Current	1 - 30 days overdue	30 - 60 overdue	60 - 90 overdue	Above 90 overdue
67,682	66,018	263	129	218	1,054

The outstanding gross balance at December 31, 2019 consists of the following current and overdue amounts:

Total	Current	1 - 30 days overdue	30 - 60 overdue	60 - 90 overdue	Above 90 overdue
60,636	58,468	1,373	619	96	80

Schedule of current and overdue balances CAs that are segregated into the timing of expected collections

The following are current and overdue balances from above that are segregated into the timing of expected collections at March 31, 2021:

		Due in less than	Due in	Due in	Due in more than
Total	Overdue	30 days	30‑60 days	60‑90 days	90 days
73,625	1,601	15,202	23,963	28,957	3,902

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2020:

		Due in less than	Due in	Due in	Due in more than
Total	Overdue	30 days	30‑60 days	60‑90 days	90 days
67,682	1,664	10,143	19,726	34,979	1,170

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2020:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30 - 60 days	Due in 60 - 90 days	90 days
67,682	1,664	10,143	19,726	34,979	1,170

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2019:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30-60 days	Due in 60-90 days	90 days
60,636	2,168	10,857	16,016	31,595	—

Schedule of rollforward for the allowance for CA losses ("ALCAL")

Below is a rollforward for the allowance for CA losses (“ALCAL”) for the three months ended March 31, 2021 and 2020:

ALCAL balance, December 31, 2020	$1,587
Provision for ALCAL	1,595
Recoveries for ALCAL	(1,268)
CA receivables charged off	(321)
ALCAL balance, March 31, 2021	$1,593

ALCAL balance, December 31, 2019	$900
Provision for ALCAL	2,566
Recoveries for ALCAL	(2,100)
CA receivables charged off	(286)
ALCAL balance, March 31, 2020	$1,080

Below is a rollforward for the ALCAL for the years ending December 31, 2020 and 2019:

ALCAL balance, January 1, 2019	$153
Provision for ALCAL	2,701
Recoveries for ALCAL	(1,854)
CA receivables charged off	(100)
ALCAL balance, December 31, 2019	$900

ALCAL balance, January 1, 2020	$900
Provision for ALCAL	5,723
Recoveries for ALCAL	(4,247)
CA receivables charged off	(789)
ALCAL balance, December 31, 2020	$1,587

Schedule of estimated useful lives

Years
Computers, software and peripheral equipment	3 - 5
Furniture and office equipment	6 - 16
Leasehold improvements	Lesser of economic life or lease term

Schedule of revenue disaggregated by primary geographical market

	Three months ended March 31,
	2021	2020
Primary geographical markets
Greater China(1)	$39,614	$25,952
United States	8,053	15,934
All other countries(2)	52,939	40,073
Total revenues	$100,606	$81,959
(1)	Greater China is inclusive of mainland China, Hong Kong and Taiwan
(2)	No single country included in the other countries category generated more than 10% of total revenue

	Year Ended December 31,
	2020	2019	2018
Primary geographical markets
Greater China(1)	$127,307	$103,531	$98,146
United States	38,729	69,016	49,997
All other countries(2)	179,556	145,203	111,992
Total revenues	$345,592	$317,750	$260,135
(1)	Greater China is inclusive of mainland China, Hong Kong and Taiwan
(2)	No single country included in the other countries category generated more than 10% of total revenue

Schedule of revenue recognized from contracts with customers as well as revenue from other sources

	Three months ended March 31,
	2021	2020

Revenue recognized at a point in time	$97,343	$76,648
Revenue recognized over time	2,734	1,856
Revenue from contracts with customers	100,077	78,504
Revenue from other sources	529	3,455
Total revenues	$100,606	$81,959

	Year Ended December 31,
	2020	2019	2018

Revenue recognized at a point in time	$332,939	$297,077	$252,268
Revenue recognized over time	6,652	3,456	—
Revenue from contracts with customers	339,591	300,533	252,268
Revenue from other sources	6,001	17,217	7,867
Total revenues	$345,592	$317,750	$260,135

Schedule of deferred customer acquisition costs

Opening balance (modified retrospective adoption of ASC 606 on January 1, 2019)	$285
Additions to deferred customer acquisition costs	6,981
Amortization of deferred customer acquisition costs	(2,209)
Ending balance as of December 31, 2019	$5,057

Opening balance as of January 1, 2020	$5,057
Additions to deferred customer acquisition costs	10,119
Amortization of deferred customer acquisition costs	(6,200)
Ending balance as of December 31, 2020	$8,976